Property Plant and Equipment (Tables)	Nov. 18, 2019
Schedule of Business Acquisitions, by Acquisition
The following table presents acquisitions by Dominion Energy of solar projects. Dominion Energy expects to claim federal investment tax credits on the projects.

Date Agreement Entered	Date Agreement Closed	Project Location	Project Name	Project Cost (millions) (1)	Date of Commercial Operations	MW Capacity
August 2019	August 2019	Virginia	Greensville	$130	Expected 2020	80
August 2019	August 2019	Virginia	Myrtle	35	Expected 2020	15
September 2019	September 2019	South Carolina	Seabrook	105	Expected 2019	72
(1)	Includes acquisition cost.

Virginia Electric and Power Company
Schedule of Business Acquisitions, by Acquisition
The following table presents acquisitions by Virginia Power of solar projects. Virginia Power expects to claim federal investment tax credits on the projects.

Date Agreement Entered	Date Agreement Closed	Project Location	Project Name	Project Cost (millions) (1)	Date of Commercial Operations	MW Capacity
September 2017	June 2019	North Carolina	Gutenberg	$142	September 2019	80
June 2018	February 2019	Virginia	Gloucester	37	April 2019	20
August 2018	March 2019	Virginia	Grasshopper	130	Expected 2020	80
August 2018	May 2019	North Carolina	Chestnut	130	Expected 2019	75
June 2019	June 2019	Virginia	Ft. Powhatan	270	Expected 2021	150
June 2019	August 2019	Virginia	Belcher	160	Expected 2020	88
August 2019	Pending	Virginia	Bedford	110	Expected 2021	70
October 2019	October 2019	Virginia	Maplewood	190	Expected 2022	120
(1)	Includes acquisition cost.